Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Changes in fair value:
Balance at end of year	$ 2,762		$ 3,036
Mortgage servicing rights (MSRs)
Changes in mortgage servicing rights
Balance at beginning of year	3,036		2,549		2,308
Re-measurement to fair value upon election to measure servicing rights at fair value	0		0		742
Originated mortgage servicing rights	302		512		830
Changes in fair value:
Due to change in model inputs and assumptions	66	[1]	723	[1]	241	[1]
Other changes in fair value	(642)	[2]	(748)	[2]	(1,572)	[2]
Amortization	0		0		0
Balance at end of year	$ 2,762		$ 3,036		$ 2,549

[1]	The change in fair value resulting from changes in valuation inputs or assumptions used in the valuation model reflects the change in discount rates and prepayment speed assumptions primarily due to changes in interest rates.
[2]	Other changes in fair value reflect changes due to customer payments and passage of time. The year ended December 31, 2012 includes a one time adjustment of a $538,000 correction of an immaterial prior period error due to changing from the straight-line amortization method to an accelerated amortization method of accounting for amortizing MSRs in prior years.